Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 49,342,584	$ 46,438,923
Construction in progress (“CIP”)	200,145	107,652
Less: accumulated depreciation	(10,115,818)	(7,610,984)
Impairment of fixed assets	(4,349,960)	(1,477,948)
Property, plant and equipment, net	35,076,952	37,457,643
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	43,243,576	40,531,954
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,756,854	4,601,174
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,113,632	970,650
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 228,521.5	$ 335,145